Trading assets and liabilities (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013
Cash collateral - netted
Cash collateral paid	25,122	24,735	23,870	31,514
Cash collateral received	20,058	19,425	20,500	28,102
Cash collateral - not netted
Cash collateral paid	8,097	7,058	8,359	10,212
Cash collateral received	12,844	11,984	11,663	13,047